Cover	Nov. 17, 2025
Cover [Abstract]
Entity Registrant Name	Artelo Biosciences, Inc.
Entity Central Index Key	0001621221
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1220924
Entity Address Address Line 1	505 Lomas Santa Fe
Entity Address Address Line 2	Suite 160
Entity Address City Or Town	Solana Beach
Entity Address State Or Province	CA
City Area Code	858
Local Phone Number	925-7049